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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08529


                                   Memorial Funds
--------------------------------------------------------------------------------
                 (Exact name of registrant as specified in charter)


                               6550 Directors Parkway
                                 Abilene, TX 79606
--------------------------------------------------------------------------------
            (Address of principal executive offices)   (Zip code)


                        CITCO Mutual Fund Services, Inc.
                       83 General Warren Blvd., Suite 200
                                Malvern, PA 19355
--------------------------------------------------------------------------------
                       (Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-263-5593

Date of fiscal year end: 12/31/2005

Date of reporting period: 3/31/2005

Item 1. Schedule of Investments.

Schedule of Investments
March 31, 2005 (Unaudited)
Memorial Government Bond Fund

 Principal
   Amount                                                              Value
-----------                                                         -----------
              CORPORATE BONDS - 2.55%
              Diversified Finan Serv - 2.55%
              BNP Paribas US Medium-Term Note Program LLC
  1,000,000       4.00%, 01/19/2017                                 $   980,000
                                                                    -----------
              TOTAL CORPORATE BONDS (Cost $995,000)                 $   980,000
                                                                    -----------
              COLLATERALIZED MORTGAGE OBLIGATIONS - 0.53%
              Vendee Mortgage Trust
    201,660       6.50%, 05/15/2006                                     202,406
                                                                    -----------
              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS             $   202,406
                  (Cost $206,467)                                   -----------

              U.S. GOVERNMENT & AGENCY OBLIGATIONS - 94.08%
              FFCB - 7.61%
  1,000,000       3.00%, 12/15/2006                                     984,349
  1,000,000       3.50%, 04/15/2009                                     967,137
  1,000,000       3.65%, 12/17/2008                                     976,195
                                                                    -----------
                                                                      2,927,681
                                                                    -----------
              FHLB - 14.26%
    250,000       1.625%, 04/15/2005                                    249,947
    500,000       2.60%, 11/20/2006                                     489,559
    250,000       3.00%, 08/15/2005                                     249,962
    750,000       3.375%, 12/28/2007                                    735,327
  1,000,000       4.00%, 11/13/2009                                     980,264
  1,000,000       4.875%, 11/15/2006                                  1,015,018
    700,000       6.00%, 02/12/2016                                     762,077
  1,000,000       2.98%, 02/22/2007                                   1,000,000
                                                                    -----------
                                                                      5,482,154
                                                                    -----------
              FHLMC - 16.96%
    500,000       4.375%, 07/30/2009                                    491,817
  1,000,000       4.75%, 12/08/2010                                     995,749
    986,622       Series H007, 2.491%, 02/25/2008                       973,856
  1,395,000       Series 15 L, 7.00%, 07/25/2023                      1,459,396
  1,000,000       3.50%, 09/15/2007                                     987,902
  1,000,000       7.00%, 03/15/2010                                   1,108,845
    500,000       7.00%, 07/15/2005                                     505,577
                                                                    -----------
                                                                      6,523,142
                                                                    -----------
              FNMA - 22.34%
  1,000,000       3.75%, 09/15/2008                                     980,309
    782,274       Series 2003-11, 4.00%, 07/25/2011                     782,766
    971,449       Series 2005-3, 4.40%, 12/25/2012                      977,217
    250,000       4.85%, 05/21/2013                                     245,985
    695,052       Series 1994-17, 6.00%, 02/25/2009                     712,840
  1,000,000       6.00%, 12/15/2005                                   1,016,960
    974,563       Pool 545759, 6.50%, 07/01/2032                      1,013,247
    500,000       7.25%, 01/15/2010                                     558,209
    797,356       Pool 725482, 4.487%, 04/01/2034                       797,787
    428,105       Pool 754289, 6.00%, 11/01/2033                        437,702
  1,100,000       Pool 386008, 4.52%, 04/01/2013                      1,067,559
                                                                    -----------
                                                                      8,590,581
                                                                    -----------

              GNMA - 11.10%
    355,880       Pool 476998, 6.50%, 07/25/2029                        372,316
    962,042       Pool 81113, 4.50%, 10/20/2034                         960,238
    707,917       Series 2003-98, 4.00%, 02/20/2029                     691,514
    764,147       Series 2003-76, 4.25%, 02/20/2032                     749,765
  1,000,000       Series 2003-81, 6.00%, 03/20/2029                   1,029,863
    450,000       Series 1999-14, 6.00%, 03/20/2014                     464,433
                                                                    -----------
                                                                      4,268,129
                                                                    -----------
              U.S. Treasury Note/Bond - 21.81%
  1,000,000       3.00%, 11/15/2007                                     978,281
    500,000       5.50%, 02/15/2008                                     521,308
  1,000,000       5.625%, 05/15/2008                                  1,048,086
  1,000,000       5.75%, 08/15/2010                                   1,073,125
  1,000,000       6.00%, 08/15/2009                                   1,074,609
  1,000,000       6.125%, 08/15/2007                                  1,051,289
  1,000,000       6.25%, 02/15/2007                                   1,045,234
    500,000       6.50%, 02/15/2010                                     550,567
  1,000,000       7.00%, 07/15/2006                                   1,042,266
                                                                    -----------
                                                                      8,384,765
                                                                    -----------
              TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS            $36,176,452
                  (Cost $36,681,575)                                -----------

   Shares                                                              Value
-----------                                                         -----------
              SHORT TERM INVESTMENTS - 2.40%
              Money Market Funds - 2.40%
    924,302   Merrimac Treasury Plus Series Fund                    $   924,302
                                                                    -----------
              TOTAL SHORT TERM INVESTMENTS (Cost $924,302)          $   924,302
                                                                    -----------
              Total Investments  (Cost $38,807,344) - 99.56%        $38,283,160
              Other Assets in Excess of Liabilities, Net 0.44%          167,973
                                                                    -----------
              TOTAL NET ASSETS - 100.00%                            $38,451,133
                                                                    ===========

Footnotes

The following information for the Fund is presented on an income tax basis as of March 31,2005:
                                             Gross
  Cost of          Gross Unrealized        Unrealized           Net Unrealized
Investments          Appreciation         Depreciation            Gain/(Loss)
--------------------------------------------------------------------------------
39,516,338              23,463             (558,620)              (535,157)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions. Percentages are stated as a percent of net assets.

Schedule of Investments
March 31, 2005 (Unaudited)
Memorial Growth Equity Fund

   Shares                                                               Value
-----------                                                          -----------
              COMMON STOCKS - 97.98%
              Advertising - 1.54%
      3,350   Getty Images, Inc. (a)                                 $   238,219
                                                                     -----------
              Aerospace/Defense - 1.60%
      4,050   Lockheed Martin Corp.                                      247,293
                                                                     -----------
              Agriculture - 2.30%
      5,525   Monsanto Co.                                               356,363
                                                                     -----------
              Banks - 4.04%
     10,425   Bank of America Corp.                                      459,742
      4,175   UCBH Holdings, Inc                                         166,583
                                                                     -----------
                                                                         626,325
                                                                     -----------
              Biotechnology - 3.09%
      2,725   Amgen, Inc. (a)                                            158,622
      5,600   Genzyme Corp. (a)                                          320,544
                                                                     -----------
                                                                         479,166
                                                                     -----------

              Building Materials - 1.03%
      4,600   Masco Corp.                                                159,482
                                                                     -----------
              Chemicals - 1.98%
      6,000   E.I. Du Pont De Nemours & Co.                              307,440
                                                                     -----------
              Coal - 1.34%
      5,200   Massey Energy Co                                           208,208
                                                                     -----------
              Commercial Services - 0.89%
      3,400   Alliance Data Systems Corp. (a)                            137,360
                                                                     -----------
              Computer Software & Services - 3.01%
     19,325   Microsoft Corp.                                            467,085
                                                                     -----------
              Computers - 2.40%
      9,700   Dell, Inc. (a)                                             372,674
                                                                     -----------
              Cosmetics & Toiletries - 3.48%
     10,175   Procter & Gamble Co.                                       539,275
                                                                     -----------
              Diversified Financial Services - 2.24%
      5,050   Franklin Resources, Inc.                                   346,682
                                                                     -----------
              Electrical Components & Equipment - 1.25%
      2,975   Emerson Electric Co.                                       193,167
                                                                     -----------
              Electronics - 3.60%
      5,250   Fisher Scientific International, Inc. (a)                  298,830
      9,100   Jabil Circuit, Inc. (a)                                    259,532
                                                                     -----------
                                                                         558,362
                                                                     -----------
              Financial Services - 1.51%
      9,500   MBNA Corp.                                                 233,225
                                                                     -----------
              Food - 2.02%
      4,275   McCormick & Company, Inc.                                  147,189
      1,625   Whole Foods Market, Inc.                                   165,961
                                                                     -----------
                                                                         313,150
                                                                     -----------
              Healthcare - Products - 7.86%
      2,800   C R Bard, Inc.                                             190,624
      9,610   Johnson & Johnson                                          645,408
      4,350   St. Jude Medical, Inc. (a)                                 156,600
      6,600   Varian Medical Systems, Inc. (a)                           226,248
                                                                     -----------
                                                                       1,218,880
                                                                     -----------
              Healthcare - Services - 1.64%
      6,975   Manor Care, Inc.                                           253,611
                                                                     -----------
              Internet - 0.97%
      4,025   EBay, Inc. (a)                                             149,971
                                                                     -----------
              Leisure Time - 0.99%
      2,950   Carnival Corp.                                             152,839
                                                                     -----------
              Lodging - 1.82%
      4,225   Marriott International, Inc.                               282,484
                                                                     -----------
              Machinery - Diversified - 1.86%
      5,100   Rockwell Automation                                        288,864
                                                                     -----------
              Media - 1.90%
      3,375   Mcgraw-Hill Companies, Inc.                                294,469
                                                                     -----------
              Miscellaneous Manufacturing - 5.56%
      3,475   Danaher Corp.                                              185,600
     18,770   General Electric Co                                        676,846
                                                                     -----------
                                                                         862,446
                                                                     -----------
              Oil & Gas - 2.02%
      5,250   Exxon Mobil Corp                                           312,900
                                                                     -----------

              Oil & Gas Services - 1.59%
      3,500   Schlumberger Ltd                                           246,680
                                                                     -----------
              Pharmaceuticals - 3.62%
      6,875   Abbott Laboratories                                        320,512
      5,700   Wyeth                                                      240,426
                                                                     -----------
                                                                         560,938
                                                                     -----------
              Retail - 15.74%
      5,262   Cheesecake Factory, Inc. (a)                               186,538
      6,375   Costco Wholesale Corp.                                     281,647
      8,125   CVS Corp.                                                  427,537
      4,125   Home Depot, Inc.                                           157,740
      3,000   JC Penney Company, Inc.                                    155,760
     10,325   McDonald's Corp.                                           321,521
      5,100   Petsmart, Inc.                                             146,625
      7,500   Staples, Inc.                                              235,725
      3,225   Starbucks Corp. (a)                                        166,604
      4,700   Target Corp.                                               235,094
      2,600   Urban Outfitters, Inc. (a)                                 124,722
                                                                     -----------
                                                                       2,439,513
                                                                     -----------
              Semiconductors - 4.51%
     15,725   Intel Corp.                                                365,292
      6,425   Microchip Technology, Inc.                                 167,114
      6,550   Texas Instruments, Inc.                                    166,960
                                                                     -----------
                                                                         699,366
                                                                     -----------
              Software - 2.28%
      2,700   Adobe Systems, Inc.                                        181,359
      4,090   Cognos, Inc. (a)                                           171,535
                                                                     -----------
                                                                         352,894
                                                                     -----------
              Telecommunications - 4.88%
     12,975   Cisco Systems, Inc. (a)                                    232,123
      5,725   Qualcomm, Inc.                                             209,821
     13,850   Sprint Corp.                                               315,087
                                                                     -----------
                                                                         757,031
                                                                     -----------
              Transportation - 3.42%
      5,650   Burlington Northern Santa Fe Corp.                         304,704
      3,100   United Parcel Service, Inc.                                225,494
                                                                     -----------
                                                                         530,198
                                                                     -----------
              TOTAL COMMON STOCKS (Cost $14,147,856)                 $15,186,560
                                                                     -----------
              SHORT TERM INVESTMENTS - 1.15%
              Money Market Funds - 1.15%
    178,599   Merrimac US Government Series Fund                     $   178,599
                                                                     -----------
              TOTAL SHORT TERM INVESTMENTS (Cost $178,599)           $   178,599
                                                                     -----------
              Total Investments  (Cost $14,326,455) - 99.13%         $15,365,159
              Other Assets in Excess of Liabilities, Net 0.87%           135,226
                                                                     -----------
              TOTAL NET ASSETS - 100.00%                             $15,500,385
                                                                     ===========

Footnotes

The following information for the Fund is presented on an income tax basis as of March 31,2005:

  Cost of          Gross Unrealized         Gross Unrealized    Net Unrealized
Investments          Appreciation             Depreciation        Gain/(Loss)
--------------------------------------------------------------------------------
14,459,497            1,200,291                (294,629)            905,662

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions. Percentages are stated as a percent of net assets.

(a)   Non-income producing security

Shedule of Investments
March 31, 2005 (Unaudited)
Memorial Value Equity Fund

   Shares                                                               Value
-----------                                                           ----------
              COMMON STOCKS - 98.80%
              Airlines - 1.80%
      9,725   Southwest Airlines Co.                                  $  138,484
                                                                      ----------
              Apparel - 2.27%
      3,950   Reebok International Ltd.                                  174,985
                                                                      ----------
              Auto Manufacturers - 4.98%
     17,000   Ford Motor Co.                                             192,610
      6,500   General Motors Corp.                                       191,035
                                                                      ----------
                                                                         383,645
                                                                      ----------
              Banks - 9.05%
      3,356   Bank of America Corp.                                      148,000
      5,186   Bank of New York Company, Inc.                             150,653
      5,000   Fifth Third Bancorp                                        214,900
      4,205   State Street Corp.                                         183,843
                                                                      ----------
                                                                         697,396
                                                                      ----------
              Beverages - 4.84%
      9,231   Coca-Cola Enterprises, Inc.                                189,420
      4,419   Coca-Cola Co.                                              184,140
                                                                      ----------
                                                                         373,560
                                                                      ----------
              Biotechnology - 1.89%
      2,498   Amgen, Inc. (a)                                            145,409
                                                                      ----------
              Building Materials - 1.91%
      4,242   Masco Corp.                                                147,070
                                                                      ----------
              Chemicals - 1.50%
      1,613   PPG Industries, Inc.                                       115,362
                                                                      ----------
              Cosmetics/Personal Care - 2.50%
      3,696   Colgate-Palmolive Co.                                      192,820
                                                                      ----------
              Diversified Financial Services - 5.09%
      4,000   Fannie Mae                                                 217,800
      5,044   JPMorgan Chase & Co.                                       174,522
                                                                      ----------
                                                                         392,322
                                                                      ----------
              Electric - 1.51%
      1,567   Dominion Resources, Inc.                                   116,632
                                                                      ----------
              Entertainment & Leisure - 1.41%
      2,325   Brunswick Corp.                                            108,926
                                                                      ----------
              Food - 5.92%
      7,754   Albertson's, Inc.                                          160,120
      3,178   General Mills, Inc.                                        156,199
      6,324   Sara Lee Corp.                                             140,140
                                                                      ----------
                                                                         456,459
                                                                      ----------
              Healthcare - Products - 2.08%
      3,149   Medtronic, Inc.                                            160,442
                                                                      ----------
              Healthcare - Services - 2.69%
      3,870   HCA, Inc.                                                  207,316
                                                                      ----------
              Home Builders - 2.39%
      1,567   KB Home                                                    184,060
                                                                      ----------
              Household Products/Wares - 2.00%
      2,495   Avery Dennison Corp.                                       154,515
                                                                      ----------
              Housewares - 2.45%
      8,597   Newell Rubbermaid, Inc.                                    188,618
                                                                      ----------

              Insurance - 4.39%
      3,000   American International Group, Inc.                         166,230
      1,927   Cigna Corp.                                                172,081
                                                                      ----------
                                                                         338,311
                                                                      ----------
              Media - 7.21%
      5,629   Clear Channel Communications, Inc.                         194,032
      4,574   Tribune Co.                                                182,365
      5,158   Viacom, Inc.                                               179,653
                                                                      ----------
                                                                         556,050
                                                                      ----------
              Mining - 2.25%
      5,714   Alcoa, Inc.                                                173,648
                                                                      ----------
              Miscellaneous Manufacturing - 1.94%
      4,149   General Electric Co.                                       149,613
                                                                      ----------
              Packaging & Containers - 4.19%
      5,352   Bemis Company, Inc.                                        166,554
      6,700   Pactiv Corp. (a)                                           156,445
                                                                      ----------
                                                                         322,999
                                                                      ----------
              Pharmaceuticals - 8.13%
      6,776   Bristol Myers Squibb Co.                                   172,517
      8,000   Merck & Company, Inc.                                      258,960
      6,348   Watson Pharmaceuticals, Inc. (a)                           195,074
                                                                      ----------
                                                                         626,551
                                                                      ----------
              Retail - 1.97%
      3,040   Wal-Mart Stores, Inc.                                      152,334
                                                                      ----------
              Savings & Loans - 1.95%
      3,815   Washington Mutual, Inc.                                    150,693
                                                                      ----------
              Semiconductors - 4.29%
     10,232   Applied Materials, Inc.                                    166,270
      7,087   Intel Corp.                                                164,631
                                                                      ----------
                                                                         330,901
                                                                      ----------
              Software - 2.16%
      3,800   Intuit (a)                                                 166,326
                                                                      ----------
              Telecommunications - 2.04%
      6,000   Bellsouth Corp.                                            157,740
                                                                      ----------
              Transportation - 2.00%
      3,700   CSX Corp.                                                  154,105
                                                                      ----------
              TOTAL COMMON STOCKS (Cost $7,294,568)                   $7,617,292
                                                                      ----------
              SHORT TERM INVESTMENTS - 1.15%
              Money Market Funds - 1.15%
     88,538   Merrimac US Government Series Fund                      $   88,538
                                                                      ----------
              TOTAL SHORT TERM INVESTMENTS (Cost $88,538)             $   88,538
                                                                      ----------
              Total Investments  (Cost $7,383,106) - 99.95%           $7,705,830
              Other Assets in Excess of Liabilities, Net 0.05%             3,531
                                                                      ----------
              TOTAL NET ASSETS - 100.00%                              $7,709,361
                                                                      ==========

Footnotes

The following information for the Fund is presented on an income tax basis as of March 31,2005:

  Cost of        Gross Unrealized    Gross Unrealized      Net Unrealized
Investments        Appreciation        Depreciation         Gain/(Loss)
--------------------------------------------------------------------------------
 7,418,281           507,254            (219,705)            287,549

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions. Percentages are stated as a percent of net assets.

(a)   Non-income producing security

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Memorial Funds


By /s/ Carl C. Peterson
       ---------------------------
       Carl C. Peterson, President

Date: May 6, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Carl C. Peterson
       ---------------------------
       Carl C. Peterson, President


Date: May 6, 2005


By /s/ Thomas W. Alesi
       ---------------------------
       Thomas W. Alesi, Treasurer

Date: May 6, 2005